Performance Management - Anfield Universal Fixed Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund, by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index as well as against a performance index that the Adviser believes better represent the Fund’s investment strategy. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.RegentsParkFunds.com or by calling 1-866-866-4848.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund, by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	12/31/2023	3.47%
Lowest Quarter:	06/30/2022	-3.83%
The Fund’s year to date return for the period ended September 30, 2025 was: 5.02%
Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	5.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	3.47%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(3.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Since Inception(1)
Return before taxes	7.06%	2.40%	1.98%
Return after taxes on Distributions	4.64%	0.91%	0.59%
Return after taxes on Distributions and Sale of Fund Shares	4.14%	1.18%	0.90%
United States SOFR Secured Overnight Financing Rate Compound Index(2) (reflect no deduction for fees, expenses or taxes)	5.38%	2.50%	2.44%
Bloomberg U.S. Aggregate 1-3 Years Index(3) (reflect no deduction for fees, expenses or taxes)	4.39%	1.53%	2.05%
Bloomberg U.S. Aggregate Bond Index(4) (reflect no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.32%

(1)	Inception date is September 18, 2018.

(2)	The United States SOFR Secured Overnight Financing Rate Compound Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(3)	The Fund’s performance benchmark is the Bloomberg U.S. Aggregate 1-3 Years Index. The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(4)	The Fund’s regulatory broad-based index is the Bloomberg U.S. Aggregate Bond Index. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflect no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.RegentsParkFunds.com
Performance Availability Phone [Text]	1-866-866-4848